Share-Based Payments - Data Related to All Performance Share Awards (PSAs) (Details) - Performance Shares [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 14	$ 39	$ 40
Total compensation cost related to nonvested awards not yet recognized, pre-tax	$ 24	$ 21	$ 25
Weighted-average period over which nonvested award cost is expected to be recognized (years)	1 year 10 months 24 days	1 year 8 months 12 days	1 year 8 months